Equity Method Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 19, 2021	Jan. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
LSEG [member]
Disclosure of associates [line items]
Mark-to-market of LSEG shares			$ (884)	$ 1,039	$ (85)	$ (573)
Foreign Exchange Losses [Member]
Disclosure of associates [line items]
Mark-to-market of LSEG shares			(565)		(774)
LSEG share price [Member]
Disclosure of associates [line items]
Mark-to-market of LSEG shares			$ (319)		$ 689
York ownership interest in LSEG [member]
Disclosure of associates [line items]
Economic interest			30.00%		30.00%		30.00%
Voting interest			24.00%		24.00%		24.00%
Thomson Reuters Ownership of YPL [member]
Disclosure of associates [line items]
Ownership interest					42.82%
Number of shares held in associate			72.4		72.4
Y P L formerly R H L Thomson Reuters Share [Member]
Disclosure of associates [line items]
Ownership interest					42.82%		42.82%
Dividend income from equity method investments			$ 62		$ 62
Sale of Refinitiv to LSEG			$ 0		$ 0	18,645
Refinitiv [member]
Disclosure of associates [line items]
Ownership interest		45.00%
Sale of Refinitiv to LSEG						8,075
Post-tax losses related to Refinitiv						168
Sale of LSEG shares [member]
Disclosure of associates [line items]
Dividends received from associates, classified as investing activities						$ 51
Pre-tax proceeds from sale of shares	$ 994
Number of shares sold	10.1